UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-05452

Name of Registrant:	Putnam Premier Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	Robert T. Burns
Putnam Premier Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	07/31

Date of reporting period:	07/01/2016 - 06/30/2017

Registrant:	Putnam Premier Income Trust
Fund Name:	Putnam Premier Income Trust
Date of Fiscal Year End:	07/31

Halcon Resources Corp
	Ticker	Security ID:	Meeting Date		Meeting Status
	HK	CUSIP 40537Q605	05/04/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Thomas R. Fuller	Mgmt	For	For	For
	1.2	Elect Floyd C. Wilson	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	Against	Against
	3	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	1 Year	Against
	4	Ratification of Auditor	Mgmt	For	Against	Against

Lone Pine Resources Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	LPRIQ	ISIN US54222A1060	09/08/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	To Approve and Adopt the Agreement and Plan of Merger	Mgmt	For	For	For

SandRidge Energy, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	SD	CUSIP 80007P869	06/15/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect James D. Bennett	Mgmt	For	For	For
	2	Elect Michael L. Bennett	Mgmt	For	For	For
	3	Elect John V. Genova	Mgmt	For	For	For
	4	Elect William M. Griffin	Mgmt	For	For	For
	5	Elect David J. Kornder	Mgmt	For	For	For
	6	Ratification of Auditor	Mgmt	For	For	For
	7	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	8	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For

Seventy Seven Energy Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
	SVNT	CUSIP 81809A100	04/20/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Merger/Acquisition	Mgmt	For	Abstain	Against
	2	Advisory Vote on Golden Parachutes	Mgmt	For	Abstain	Against
	3	Right to Adjourn Meeting	Mgmt	For	Abstain	Against

Tervita Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	CCR-U	CUSIP 88156LAF7	11/30/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Resolution Of The Unsecured Noteholders	Mgmt	For	For	For

Vistra Energy Corp
	Ticker	Security ID:	Meeting Date		Meeting Status
	VSTE	CUSIP 92840M102	05/16/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Gavin R. Baiera	Mgmt	For	For	For
	1.2	Elect Curtis A. Morgan	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Premier Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 16, 2017